FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets Measured at Fair Value on Recurring Basis

The following table summarizes the Group's financial assets measured and recorded at fair value on recurring basis as of December 31, 2011, and 2012, respectively:

	Quoted price in	Significant
	active markets	other	Significant
	for identical	observable	unobservable
	investments	inputs	inputs
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
As of December 31, 2011
Assets:
Available-for-sale investments	17,648	-	-	17,648

Total assets at fair value	17,648	-	-	17,648

As of December 31, 2012
Assets:
Available-for-sale investments	15,575	-	-	15,575

Total assets at fair value	15,575	-	-	15,575